GS Mortgage-Backed Securities Trust 2022-PJ3 ABS-15G

Exhibit 99.5 - Schedule 3

Loan Number	Dummy ID	Seller Loan Number	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Valuation Comments	General Comments	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xx	xx	xx	xx	xx	QM/Non-HPML	1	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: Appraisal discrepancies not addressed. GLA discrepancy between two appraisals not addressed by either appraiser ( 4869 sq ft. vs 5440 sq. ft.). Issue is not addressed by lender. 09/10/2021: The copy of current appraisal provided resolves the condition.					PUD	xx	xx	xx	Primary	Refinance	xx	23	xx	29.75	xx	Mos Reviewed:91 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		XX		Full Documentation	QC Complete	xx
xx	xx	xx	xx	xx	QM/Non-HPML	1	1	1	1	1	No	No	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

9/10/2021: Received the required document and resolved this condition.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:
"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or
"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction
The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.

9/10/2021: Received the required document and resolved this condition.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   This loan failed the revised closing disclosure delivery date test (waiting period required).
Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)
(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A)
:(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.
(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.
(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.
The creditor shall ensure that the consumer receives the disclosures required under §1026.19(f)(1)(i) no later than three business days before consummation.

RESOLVED 8/31/2021 : Updated received closing disclosure dated XX/XX/XXXX and resolved the condition.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   "TRID Violation due to a fee increase on PCCD dated XX/XX/XXXX.  LE dated XX/XX/XXXX reflects a Points - Loan Discount Fee at $XXXX And Appraisal Fee at $XXXX, however,  PCCD dated XX/XX/XXXX reflects the Points - Loan Discount at $XXXX And Appraisal Fee at $XXXX. This is a fee increase of $XXXX for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees Valid COC or Cost to Cure is Required."

9/10/2021: Received the required document and resolved this condition.

*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R
COMMENT:   Missing Initial Closing Disclosure required to be provided to borrower at least 3 days prior to closing date of xx.

9/10/2021: Received the required document and resolved this condition.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Income documentation discrepancy not addressed.  There are two profit and loss statements provided for January through March 2021.  One reflecting a loss of $XXXX and the second reflecting net income of $XXXX. Furthermore, 1099's from 2018 and 2019 for borrower are not reflected on taxes, or tax transcripts.

															9/10/2021: Received the required document and resolved this condition.			Value is supported by most recent value by comparables and CDA value.		PUD	xx	xx	xx	Primary	Refinance	xx	20.67	xx	30	xx	Mos Reviewed:32 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		XX		Full Documentation	QC Complete	xx
xx	xx	xx	xx	xx	QM/Non-HPML	1	1	1	1	1	No	No	*** (CURED) Occupancy concerns - - EV R
COMMENT:   The application shows the borrower will occupy the property for their primary residence. The 1008 agrees. There is an approved exception in the file "Max loan amount for non-owner occupancy is $ 1,000,000. The loan is xx. In addition the mortgage has a 1 to 4 family rider attached. The 1 to 4 family under F deletes the occupancy clause in the mortgage. The loan is underwriten with the property is being a primary resident. If the borrower is not occupying the monthly rental of $ 2,500 would need to be added in. If the borrower is occupying the property the 1 to 4 family rider needs to be removed.

9/10/2021:  Borrowers will occupy residence, third Borrower xx was on loan for assets, did not use any income to qualify

*** (CURED) Disclosure - Your Home Loan Toolkit is missing or unexecuted - EV R
COMMENT:   The tool kit was not found in the file.

															9/16/2021: Resolved: received home loan toolkit as a trailing document.			Collateral Underwriter Risk Score is 5		Single Family	xx	xx	xx	Primary	Purchase	xx	3	xx	1	xx	Mos Reviewed:24 Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:		XX	Yes	Full Documentation	QC Complete	xx
xx	xx		xx	xx	QM/Non-HPML	1	1	1	1	1	No	No			*** (CURED) Property value and predominant value vary by more than 50% - EV R COMMENT: As per appraisal predominant value is xx However appraised value is xx appraiser to provide comments predominant value is below the appraised value and it will not affect the marketability of the subject property. 9/10/2021: File contains secondary appraisal product.			Appraisal has 5 Comparables.		PUD	xx	xx	xx	Primary	Refinance	xx	2.58	xx	18	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		XX		Full Documentation	QC Complete	xx
xx	xx	xx	xx	xx	QM/Non-HPML	1	1	1	1	1	No	No			*** (CURED) Loan has escrow holdback. No proof it was released - EV R COMMENT: Closing Disclosure reflects Escrow Holdback in the amount of $XXXX. Guidelines require proof of disbursement and certification of completion issued prior to purchase. 10/05/2021 - Received settlement posting summary & Final draw release. This resolves the condition. *** (CURED) Transmittal (1008) is Missing - EV R COMMENT: Final 1008 is missing in file.			Appraiser Has Used 3 Comparables To Support The Opinion Of Value. The Appraisal Report Has Been Marked As-Is On xx With Appraised Value Of xx		PUD	xx	xx	xx	Secondary	Refinance	xx	5.08	xx	10	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		XX		Full Documentation	QC Complete	xx
xx	xx	xx	xx	xx	QM/Non-HPML	1	1	1	1	1	No	No						Appraisal value supports by 3 Comp .		PUD	xx	xx	xx	Primary	Purchase	xx	3	xx	2	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		XX	No	Full Documentation	QC Complete	xx
xx	xx	xx	xx	xx	QM/Non-HPML	1	1	1	1	1	No	No						Value is supported by comparables.		Single Family	xx	xx	xx	Primary	Purchase	xx	7.58	xx	14	xx	Mos Reviewed:54 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		XX	No	Full Documentation	QC Complete	xx
xx	xx	xx	xx	xx	QM/Non-HPML	1	1	1	1	1	No	No			*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R COMMENT: Missing valid COC for a fee increase on CD dated XX/XX/XXXX. LE dated XX/XX/XXXX reflects a POINTS- DISCOUNT FEES of $XXXX, however, CD dated XX/XX/XXXX reflects the POINTS- DISCOUNT FEES of $XXXX. This is a fee increase of $XXXX for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. 10/01/2021 - Received COC dated XX/XX/XXXX for the discount point increase & this resolves the condition.			Appraisal done with 3 comparables		PUD	xx	xx	xx	Primary	Refinance	xx	0.42	xx	4.75	xx	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		XX		Full Documentation	QC Complete	xx